Taxation - Schedule of Reconciliation of Company’s Effective Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Company’s Effective Income Tax Rate [Abstract]
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%
Permanent differences	[1]	6.90%	1.20%	(12.10%)
Change in valuation allowance		(17.70%)	(19.80%)	(10.10%)
Effect of preferential tax rate			(5.50%)	(1.50%)
Effect of different tax rates in other jurisdictions (offshore entities)		(14.20%)	(0.90%)	(1.30%)
Change in impairment of intangible assets				(3.20%)
Others
Effective income tax rate				(3.20%)

[1]	Permanent differences in 2022 are mainly due to non-deductible impairment charges.